CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,100,338)	$ (430,888)	$ (171,658)	$ 6,469,049
Net income from discontinued operations, net of tax		1,744,607	1,624,016	6,218,430
Net (loss) income from continuing operations	(4,100,338)	(2,175,495)	(1,795,674)	250,619
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	505,339	429,800	962,307	1,032,797
Share based compensation	242,332	176,627	463,274	412,776
Deferred taxes		9,534	9,534	9,534
Investment impairment loss	260,182
(Gain) loss on sale of assets	(15,894)	(303,898)	(284,273)	20,368
Changes in assets and liabilities:
Trade accounts receivables	1,422,527	2,200,300	261,192	(618,663)
Inventories	765,005	(1,372,814)	(83,977)	2,469,800
Prepaid income taxes	18,561	(14,136)	37,046	75,298
Other assets	156,341	409,003	339,712	1,348,481
Accounts payable	1,239,167	879,851	(1,392,457)	(381,293)
Accrued compensation and benefits	(305,375)	(671,164)	(939,758)	1,057,428
Other accrued liabilities	104,810	(488,731)	(714,425)	(515,279)
Income taxes payable				(28,267)
Net cash (used in) provided by operating activities - continuing operations	292,657	(921,123)	(3,137,499)	5,133,599
Net cash (used in) provided by operating activities - discontinued operations		(1,216,374)	(1,546,030)	5,097,537
Net cash (used in) provided by operating activities	292,657	(2,137,497)	(4,683,529)	10,231,136
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(10,082)	(89,240)	(249,727)	(424,988)
Acquisition of business, net of cash acquired		(3,984,447)	(4,797,919)
Purchases of investments		(9,316,544)	(18,665,534)	(18,673,530)
Proceeds from the sale of fixed assets	16,248	420,000	435,000
Proceeds from the sale of investments	2,130,204	14,024,125	18,506,198	8,972,087
Net cash used in investing activities - continuing operations	2,136,370	1,053,894	(4,771,982)	(10,126,431)
Net cash provided by investing activities - discontinued operations		7,992,340	8,702,213	4,904,456
Net cash provided by (used in) investing activities	2,136,370	9,046,234	3,930,231	(5,221,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash dividends paid	(11,303)	(375,742)	(563,882)	(743,276)
Proceeds from issuance of common stock, net of shares withheld	53,803	49,665	118,914	715,410
Payment of contingent consideration related to acquisition	(550,000)
Purchase of common stock	(180,007)	(118,925)	(354,900)	(1,422,248)
Net cash used in financing activities	(687,507)	(445,002)	(799,868)	(1,450,114)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH	50,639	(45,588)	38,140	(7,963)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,792,159	6,418,147	(1,515,026)	3,551,084
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	13,092,484	14,607,510	14,607,510	11,056,426
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	14,884,643	21,025,657	13,092,484	14,607,510
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes refunded	(17,971)	4,602	(27,722)	(73,151)
Interest paid	4,639	19,036	26,327	37,974
Dividends declared not paid	4,849	205,878	16,147	200,363
Capital expenditures in accounts payable				10,663
Operating right of use assets obtained in exchange for lease obligations		$ 208,650	208,650	449,995
Accrued consideration			$ 550,000